Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Amounts in Accumulated Other Comprehensive Loss, Not Yet Recognized (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service costs	$ 0.2
Unrecognized net actuarial loss	2.1
Total	2.3
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service costs	0.6
Unrecognized net actuarial loss	195.2
Total	$ 195.8